Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 8 – LEASES

Our lease agreements generally do not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on March 31, 2024 and December 31, 2023 for all leases that commenced prior to that date. In determining this rate, which is used to determine the present value of future lease payments, we estimate the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment.

Our corporate headquarters is located in Richmond, Virginia, where we lease approximately 25,000 square feet. The lease expires in August 31, 2026, subject to extension. As of March 31, 2024 the Company is 4.75 months in arrears on this lease.

On March 6, 2024, the Company received correspondence from 532 Realty Associates, LLC (the “Landlord”) that the Company is in default under that certain Agreement of Lease dated November 3, 2021 by and between the Landlord and the Company (the “New York Lease”) for failure to pay Basic Rent and Additional Rent (as each term is defined in the New York Lease) in the aggregate amount of $40,707 (the “Past Due Rent”).

We also lease approximately 5,810 square feet of laboratory and office space in Mountain View, California. The lease expires in August 31, 2024, subject to extension. As of March 31, 2024 the Company is 4 months in arrears on this lease.

Additionally, we lease approximately 3,150 square feet of office space in Melville, New York. The lease expires in December 31, 2025, subject to extension. As of March 31, 2024 the Company is 4 months in arrears on this lease.

The overdue amounts represent a payable of $413,300 which are included in accounts payable and accrued liabilities on the Company’s condensed consolidated balance sheet.

Lease Costs

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Components of total lease costs:
Operating lease expense	$305,049	$297,091
Total lease costs	$305,049	$297,091

Lease Positions as of March 31, 2024 and December 31, 2023

ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:

	March 31, 2024	December 31, 2023
Assets
Right of use asset – long term	$1,940,076	$2,200,299
Total right of use asset	$1,940,076	$2,200,299

Liabilities
Operating lease liabilities – short term	$900,979	$999,943
Operating lease liabilities – long term	891,747	1,041,744
Total lease liability	$1,792,726	$2,041,687

Lease Terms and Discount Rate as of March 31, 2024

Weighted average remaining lease term (in years) – operating leases	1.79
Weighted average discount rate – operating leases	8.00%

Maturities of leases are as follows:

2024 (remaining)	$718,751
2025	710,546
2026	423,930
Total lease payments	$1,853,227
Less imputed interest	(60,501)
Less current portion	(900,979)
Total maturities, due beyond one year	$891,747

NOTE 8 – LEASES

Our lease agreements generally do not provide an implicit borrowing rate; therefore, an internal incremental borrowing rate is determined based on information available at lease commencement date for purposes of determining the present value of lease payments. We used the incremental borrowing rate on December 31, 2023 and 2022 for all leases that commenced prior to that date. In determining this rate, which is used to determine the present value of future lease payments, we estimate the rate of interest we would pay on a collateralized basis, with similar payment terms as the lease and in a similar economic environment.

Our corporate headquarters is located in Richmond, Virginia, where we lease approximately 25,000 square feet. The lease expires in August 31, 2026, subject to extension. As of December 31, 2023 the Company is 1.75 months in arrears on this lease.

We also lease approximately 5,810 square feet of laboratory and office space in Mountain View, California. The lease expires in August 31, 2024, subject to extension. As of December 31, 2023 the Company is 1 month in arrears on this lease.

Additionally, we lease approximately 3,150 square feet of office space in Melville, New York. The lease expires in December 31, 2025, subject to extension. As of December 31, 2023 the Company is 1 month in arrears on this lease.

Lease Costs

	Year Ended December 31, 2023	Year Ended December 31, 2022
Components of total lease costs:
Operating lease expense	$1,140,949	$1,396,875
Total lease costs	$1,140,949	$1,396,875

Lease Positions as of December 31, 2023 and 2022

ROU lease assets and lease liabilities for our operating leases are recorded on the balance sheet as follows:

	December 31, 2023	December 31, 2022
Assets
Right of use asset – long term	$2,200,299	$3,160,457
Total right of use asset	$2,200,299	$3,160,457

Liabilities
Operating lease liabilities – short term	$999,943	$1,086,658
Operating lease liabilities – long term	1,041,744	1,885,218
Total lease liability	$2,041,687	$2,971,876

Lease Terms and Discount Rate as of December 31, 2023

Weighted average remaining lease term (in years) – operating leases	1.92
Weighted average discount rate – operating leases	8.00%

Maturities of leases are as follows:

Year Ended December 31, 2023

2024	$1,004,982
2025	710,546
2026	423,930
Total lease payments	$2,139,458
Less imputed interest	(97,771)
Less current portion	(999,943)
Total maturities, due beyond one year	$1,041,744

See Note 12 for additional disclosure regarding the Company’s leases.